Cost Information (Collaborative Arrangements) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Supplemental Income Statement Elements [Line Items]
Cost of Goods Sold	$ 14,588	$ 13,520
Cost of Services	$ 5,773	$ 5,162